UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

January 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”) on behalf of the

Undiscovered Managers Behavioral Value Fund and the

JPMorgan Realty Income Fund (the “Funds”)

File Nos. 333-37711 and 811-08437

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 62 (Amendment No. 63 under the Investment Company Act of 1940) filed electronically on December 18, 2018.

If you have any questions or comments, please contact the undersigned at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary